Trade Accounts Receivable and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Trade receivables	$7,085	$6,251
Trade receivables due from KNOT and affiliates (see Note 14 (d))	—	804
Insurance claims for recoveries (refer to note 5)	116	3,877
Refund of value added tax	1,446	1,337
Prepaid expenses	1,988	1,505
EU-ETS current asset (1)	4,068	—
Other receivables	2,904	1,019
Total other current assets	$17,607	$14,793